Acquisitions of Non-controlling Interest During the Current Period (Details) - TyrNovo [Member] - USD ($) $ in Thousands		1 Months Ended		6 Months Ended
	Mar. 15, 2018	Jun. 15, 2018	Oct. 31, 2017	Jun. 30, 2018
Acquisitions of Non-controlling Interest During the Current Period (Textual)
Acquisition of additional stake percentage			27.00%
Percentage of ordinary shares acquired			27.00%	4.10%
Ordinary shares issued			13,169,689	2,816,900
Held in ordinary shares			4,024
Percentage of issued and outstanding share capital			6.00%
Carrying amount of net assets on date of the acquisition			$ 2,821	$ 1,977
Decrease in non-controlling interests			768	93
Increase in share premium			1,483	237
Decrease in a capital reserve for transactions with non-controlling interest			$ 715	144
Fair value of the shares issued as consideration for the acquisition of shares amount				237
Fair value of the shares issued in consideration for waving the rights amount				136
Derivative financial liabilities				1,030
Other income				894
Increase in share premium deriving from the waiving of the rights				$ 136
Percentage of issued and outstanding ordinary shares	91.90%	97.40%
ADS [Member]
Acquisitions of Non-controlling Interest During the Current Period (Textual)
Ordinary shares issued			658,484	140,845